[JACKSON NATIONAL LIFE INSURANCE COMPANY LETTERHEAD]



January 7, 2009

U. S. Securities and Exchange Commission 100 F Street, NE
Washington, D.C. 20549

Re:      Jackson National Separate Account - I (Perspective)
         File Nos: 033-82080 and 811-08664

Dear Commissioners:

In connection with this registrant's most recent post-effective amendment, the accompanying supplement is the exact form used with the securities offering. This filing is being made pursuant to Rule 497(c) of the Securities Act of 1933.

If you have any questions, please contact me at (517) 367-3935.

Respectfully,

ANTHONY L. DOWLING

Anthony L. Dowling
Associate General Counsel

                       SUPPLEMENT DATED DECEMBER 31, 2008
                      TO THE PROSPECTUS DATED MARCH 31, 2008,
                        AS AMENDED OCTOBER 6, 2008, FOR

                                  PERSPECTIVESM

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT - I

THIS SUPPLEMENT UPDATES THE PROSPECTUS FOR CONTRACTS SOLD ON OR AFTER JANUARY 12, 2009. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

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EXPLANATION:        The  purpose  of this  supplement  is to  notify  you  that, effective January 12, 2009, our existing For Life Guaranteed
                    Minimum  Withdrawal  Benefit  (GMWB)  with  Bonus and Annual
                    Step-Up  ("LifeGuard  Freedom  GMWB") and our existing Joint
                    For Life GMWB  with  Bonus and  Annual  Step-Up  ("LifeGuard
                    Freedom GMWB With Joint  Option") have been changed to allow for an  increase in the charge when there is a step-up on or after the fifth Contract  Anniversary.  In addition, we have reduced the allowable  Guaranteed  Annual  Withdrawal Amount
                    (GAWA)  percentages  under  these two GMWBs.  As a result of this latter change, we also updated  information  concerning
                    converting  other  GMWBs  to  LifeGuard   Freedom  GMWB  and
                    LifeGuard Freedom GMWB With Joint Option.

                    If you purchased your annuity Contract and added (or converted to) the LifeGuard Freedom GMWB or LifeGuard Freedom GMWB With Joint Option before January 12, 2009, your existing version of these GMWBs does not change. However, if you did not add or convert to one of these GMWBs before January 12, 2009, the versions of these benefits that were available before that date are no longer available.

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* Under CONTRACT CHARGES, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom GMWB") Charge," please replace the second sentence of the fourth paragraph with the following.

     We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract BEFORE JANUARY 12, 2009), again subject to the maximum annual charge, which remains at 1.50%. The current annual charge of 0.95% (0.96% in the Washington State) also remains the same.

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* Under CONTRACT CHARGES, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom GMWB With Joint Option") Charge," please replace the second sentence of the fourth paragraph with the following.

     We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract BEFORE JANUARY 12, 2009), again subject to the maximum annual charge, which remains at 1.85% (1.86% in the Washington State). The current annual charge of 1.25% (1.26% in the Washington State) also remains the same.

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* Under ACCESS TO YOUR MONEY, in the subsection entitled "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5")," in the part entitled "CONVERSION," please replace the third paragraph with the following.

     There are several important factors to consider when deciding whether to convert your 5% GMWB With Annual Step-Up. Converting your 5% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

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* Under ACCESS TO YOUR MONEY, in the subsection entitled "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 6")," in the part entitled "CONVERSION," please replace the third paragraph with the following.

     There are several important factors to consider when deciding whether to convert your 6% GMWB With Annual Step-Up. Converting your 6% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value for over life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

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* Under ACCESS TO YOUR MONEY, in the subsection entitled "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up ("MarketGuard 5")," in the part entitled "CONVERSION," please replace the fifth paragraph with the following.

     Converting your 5% GMWB Without Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

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* Under ACCESS TO YOUR MONEY, in the subsection entitled "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Advantage")," in the part entitled "CONVERSION," please replace the third paragraph with the following.

     There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Bonus and Annual Step-Up. Converting your 5% for Life GMWB With Bonus and Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your 5% for Life GMWB With Bonus and Annual Step-Up. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion. Conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. Depending on the age at which you convert, you may be increasing the cost of your GMWB when converting to LifeGuard Freedom GMWB. And you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option.

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* Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent")," in the part entitled "CONVERSION," please replace the third paragraph with the following.

     There are several important factors to consider when deciding whether to convert your For Life GMWB With Annual Step-Up. Converting your For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. In addition, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Furthermore, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

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* Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent With Joint Option")," in the part entitled "CONVERSION," please replace the third paragraph with the following.

     There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Annual Step-Up. Converting your Joint For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

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* Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard
     Freedom GMWB")," in the part entitled "WITHDRAWALS," please replace the first paragraph and corresponding table with the following.

     WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix C and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)

     IF THIS GMWB WAS ADDED TO YOUR CONTRACT ON OR AFTER JANUARY 12, 2009, THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                        Ages             GAWA Percentage
                 ------------------- ------------------------
                 ------------------- ------------------------
                      45 - 62                  4%
                      63 - 74                  5%
                      75 - 80                  6%
                        81+                    7%

     IF THIS GMWB WAS ADDED TO YOUR CONTRACT BEFORE JANUARY 12, 2009, THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                        Ages             GAWA Percentage
                 ------------------- ------------------------
                 ------------------- ------------------------
                      45 - 74                  5%
                      75 - 80                  6%
                        81+                    7%

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* Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom GMWB")," in the part entitled "STEP-UP", please replace the first sentence of the third-to-last paragraph with the following.

     UPON STEP-UP ON OR AFTER THE 5TH CONTRACT ANNIVERSARY (11TH CONTRACT ANNIVERSARY IF THIS ENDORSEMENT IS ADDED TO THE CONTRACT BEFORE JANUARY 12,
     2009) FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.50%.

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* Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom GMWB")," please replace the part entitled "CONVERSION" with the following.

     CONVERSION. You may convert this For Life GMWB With Bonus and Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). In addition, if this GMWB was added to your Contract BEFORE OCTOBER 6, 2008, you may convert this For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) to the newest version of this same LifeGuard Freedom GMWB, which will include the GWB adjustment, re-determination of the GAWA% and Bonus Period re-start provisions described above. Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

     With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the newer version of LifeGuard Freedom GMWB will be the same as that currently charged for this For Life GMWB With Bonus and Annual Step-Up. However, the charge may be increased upon step-up on or after the fifth Contract Anniversary instead of the eleventh Contract Anniversary, subject to the maximum annual charge. THE CHARGE OF LIFEGUARD FREEDOM GMWB WITH JOINT OPTION WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP and the charge may be increased upon step-up on or after the fifth Contract Anniversary instead of the eleventh Contract Anniversary, subject to the maximum annual charge. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

     There are several important factors to consider when deciding whether to convert your For Life GMWB With Bonus and Annual Step-Up. Converting your For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB or to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, to potentially reset the bonus provision upon Step-Ups of the Bonus Base over a certain time period (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age of the Owner (or oldest Owner if joint Owners under LifeGuard Freedom GMWB; or youngest Covered Life under
     LifeGuard Freedom GMWB with Joint Option) at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

     Finally, the new GWB upon any conversion of your For Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1B IN APPENDIX C.)

     PLEASE CONSULT YOUR REPRESENTATIVE TO SEE WHETHER A CONVERSION, GIVEN YOUR INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

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* Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom GMWB With Joint Option")," in the part entitled "WITHDRAWALS," please replace the first paragraph and corresponding table with the following.

     WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix C and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)

     IF THIS GMWB WAS ADDED TO YOUR CONTRACT ON OR AFTER JANUARY 12, 2009, THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                        Ages             GAWA Percentage
                 ------------------- ------------------------
                 ------------------- ------------------------
                      45 - 62                  4%
                      63 - 74                  5%
                      75 - 80                  6%
                        81+                    7%

     IF THIS GMWB WAS ADDED TO YOUR CONTRACT BEFORE JANUARY 12, 2009, THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                        Ages          GAWA Percentage
                 ------------------- ------------------------
                 ------------------- ------------------------
                      45 - 74                  5%
                      75 - 80                  6%
                        81+                    7%

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* Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom GMWB With Joint Option")," in the part entitled "STEP-UP", please replace the first sentence of the third-to-last paragraph with the following.

     UPON STEP-UP ON OR AFTER THE 5TH CONTRACT ANNIVERSARY (11TH CONTRACT ANNIVERSARY IF THIS ENDORSEMENT IS ADDED TO THE CONTRACT BEFORE JANUARY 12,
     2009) FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.86%.

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* Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom GMWB With Joint Option")," please replace the part entitled "CONVERSION" with the following.

     CONVERSION. If this GMWB was added to your Contract BEFORE OCTOBER 6, 2008, you may convert this Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option) to the newest version of this same LifeGuard Freedom GMWB with Joint Option, which will include the GWB adjustment, re-determination of the GAWA% and Bonus Period re-start provisions described above. Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

     With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEWER VERSION OF LIFEGUARD FREEDOM GMWB WITH JOINT OPTION WILL BE THE SAME AS THAT CURRENTLY CHARGED FOR THIS JOINT FOR LIFE GMWB WITH ANNUAL STEP-UP. However, the charge may be increased upon step-up on or after the fifth Contract Anniversary instead of the eleventh Contract Anniversary, subject to the maximum annual charge. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

     There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Bonus and Annual Step-Up. Converting your Joint For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, to potentially reset the bonus provision upon annual Step-Ups of the GWB over a certain time period (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age of the youngest Covered Life at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

     Finally, the new GWB upon any conversion of your Joint For Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1B IN APPENDIX C.)

     PLEASE CONSULT YOUR REPRESENTATIVE TO SEE WHETHER A CONVERSION, GIVEN YOUR INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

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* Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up ("LifeGuard Select")," in the part entitled "CONVERSION," please replace the third paragraph with the following.

     There are several important factors to consider when deciding whether to convert your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Converting your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for re-determination of the GAWA% and desire to remove the Control of Assets provision. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. You will also forego the GMWB Death Benefit included in your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Further, LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option are irrevocable. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

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* Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up ("LifeGuard Select With Joint Option")," in the part entitled "CONVERSION," please replace the third paragraph with the following.

     There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Converting your Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for re-determination of the GAWA% and desire to remove the Control of Assets provision. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. You will also forego the GMWB Death Benefit included in your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Further, LifeGuard Freedom GMWB with Joint Option is irrevocable. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

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(To be used with VC3656 Rev. 03/08)
                                                                    JMV2470 1/09